Partners' Capital and Partnership Distributions (Detail)	6 Months Ended
Jun. 30, 2014
Limited Partners' Capital Account [Line Items]
Common units issued	76,200,000
Common units outstanding	76,200,000
Cash Distribution [Member]
Limited Partners' Capital Account [Line Items]
Cash distributions, distribution period after quarter end	60 days
Diamondback Energy, Inc. [Member] | Limited Partner [Member]
Limited Partners' Capital Account [Line Items]
Units of partnership interest	70,450,000
Percent of limited partnership interest	92.00%